As filed with the Securities and Exchange Commission on November 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks - 101.0%	Value

	Efficiency: 18.0%
146,000	Applied Intellectual Capital Ltd.*†^	$-
1,310,000	Canada Lithium Corp.	906,113
760,987	Carmanah Technologies Corp.*†	270,924
12,000	Itron, Inc. *	517,800
4,445,888	Thermal Energy International, Inc.*†	203,504
28,400	WaterFurnace Renewable Energy, Inc.	484,455
		2,382,796
	Geothermal: 3.1%
22,119	Ormat Technologies, Inc.	414,731

	Hydro: 5.8%
25,066	Cia Energetica de Minas Gerais ADR	303,800
21,800	Verbund AG	451,617
		755,417

	Solar: 27.0%
428,500	JA Solar Holdings Co., Ltd.*	364,225
155,800	LDK Solar Co., Ltd. - ADR*	169,822
113,000	Power-One Inc.*	631,105
356,600	Renesola Ltd. - ADR*	509,938
10,560	SMA Solar Technology AG	369,311
114,200	STR Holdings, Inc.*	354,020
81,205	SunPower Corp. - Class B *	366,235
247,291	Suntech Power Holdings Co., Ltd. - ADR*	212,670
80,500	Trina Solar Ltd. - ADR*	368,690
136,500	Yingli Green Energy Holding Co., Ltd. - ADR*	232,050
		3,578,066
	Wind: 47.1%
6,200	Acciona S.A.	354,166
61,887	Boralex Inc. - Class A*	548,932
2,946,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares*	284,948
763,000	China Longyuan Power Group Corp. - H Shares	500,020
2,356,000	China Suntien Green Energy Corp. Ltd. - H Shares	431,454
94,300	EDP Renovaveis SA*	422,903
264,600	Enel Green Power SpA	448,390
156,831	Gamesa Corporation Tecnologica S.A.	331,263
332,941	Good Energy Group PLC†	900,538

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks - 101.0%	Value

	Wind: 47.1% (continued)
221,100	Greentech Energy Systems*	491,630
2,264,000	Huaneng Renewables Corp. Ltd. - H Shares*	277,378
108,400	Nordex SE*	440,826
245,708	Theolia SA*	448,361
51,315	Vestas Wind Systems A/S*	364,773
		6,245,582

	Total Common Stocks	13,376,592
	(cost $32,366,620)

	Total Investments in Securities	13,376,592
	(cost $ $32,366,620) - 101.0%

	Liabilities in Excess of Other Assets - (1.0%)	(132,295)

	Net Assets: 100.0%	$13,244,297

* Non-income producing security.
† Illiquid. Illiquid securities represent 10.4% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	China: 29.1%
263,000	Anhui Conch Cement Co Ltd - H Shares	$814,618
321,000	China Shenhua Energy Co., Ltd. - H Shares	1,239,223
1,209,900	db x-trackers - CSI300 INDEX ETF - 2D	867,699
453,000	Dongfang Electric Corp. Ltd. - H Shares	614,299
1,104,636	Guangzhou Automobile Group Co., Ltd. - H Shares	722,245
145,950	Inner Mongolia Yitai - B Shares	787,838
168,300	JA Solar Holdings Co., Ltd. - ADR*	143,055
605,000	Jiangxi Copper Co., Ltd. - H Shares	1,524,141
1,030,000	PetroChina Co., Ltd. - H Shares	1,334,741
1,492,000	Shenzhen Expressway Co., Ltd. - H Shares†	538,764
1,694,000	Soho China, Ltd.	1,046,873
16,650	Sohu.com Inc.*	700,798
54,000	Trina Solar Ltd. - ADR*	247,320
336,000	Weichai Power Co., Ltd. - H Shares	1,025,426
544,800	Yanzhou Coal Mining Co., Ltd. - H Shares	825,840
		12,432,880
	Hong Kong: 16.1%
618,000	Chen Hsong Holdings†	165,777
1,671,000	China Liansu Group Holdings Ltd.	866,493
110,500	China Mobile Ltd.	1,221,705
645,000	CNOOC Ltd.	1,310,398
109,266	HSBC Holdings PLC	1,023,096
286,000	Kingboard Chemical Holdings Ltd.	684,577
904,000	Kunlun Energy Co., Ltd.	1,579,362
		6,851,408
	Indonesia: 3.8%
225,000	Indo Tambangraya Megah PT	986,629
2,111,000	Vale Indonesia Tbk	647,393
		1,634,022
	Malaysia: 5.9%
1,457,000	DiGi.Com Bhd	2,514,084

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	South Korea: 17.2%
8,859	Hyundai Mobis	2,466,371
2,775	POSCO	906,333
2,167	Samsung Electronics Co., Ltd.	2,608,921
8,000	Samsung Engineering Co., Ltd.	1,372,599
		7,354,224
	Taiwan: 15.9%
108,000	Asustek Computer Inc.	1,166,995
98,411	HTC Corp.	953,442
871,510	Lite-On Technology Corp.	1,125,306
343,000	Novatek Microelectronics Corp. Ltd.	1,240,316
2	Shin Zu Shing Co., Ltd.	7
750,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,285,348
		6,771,414
	Thailand: 10.8%
234,500	Electricity Generating PCL/Foreign	989,138
639,000	Glow Energy PCL/Foreign	1,373,051
190,000	PTT Exploration & Production PCL/Foreign	1,000,386
117,700	PTT PCL/Foreign	1,250,949
		4,613,524

	Total Common Stocks
	(cost $36,488,467)	42,171,556

	Total Investments in Securities
	(cost $38,488,467) - 98.9%	42,171,556

	Other Assets less Liabilities - 1.13%	480,630

	Net Assets: 100.0%	$42,652,186

* Non-income producing security.
† Illiquid. Illiquid securities represent 1.6% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 100.5%	Value

	Australia: 1.9%
28,849	Incitec Pivot Ltd.	$88,675

	China: 19.7%
152,000	China Shanshui Cement Group Ltd.	98,683
218,000	Industrial & Commercial Bank of China - H Shares	128,190
23,915	Inner Mongolia Yitai - B Shares	129,093
1,560	PetroChina Co., Ltd. - ADR	201,489
67,000	Shenzhou Int'l Group	114,920
171,000	Soho China Ltd.	105,676
80,000	Yanzhou Coal Mining Co., Ltd. - H Shares	121,269
		899,320
	Hong Kong: 20.0%
62,500	BOC Hong Kong Holdings Ltd.	198,046
17,000	China Mobile Ltd.	187,955
16,500	CLP Holdings Ltd.	140,064
3,924	HSBC Holdings PLC - ADR	182,309
16,600	VTech Holdings Ltd.	203,001
		911,375
	Indonesia: 6.9%
30,500	Indo Tambangraya Megah PT	133,743
179,500	Telekomunikasi Indonesia Tbk PT	176,531
		310,274
	Malaysia: 4.8%
129,000	DiGi.Com Bhd	222,592

	Singapore: 3.5%
10,000	United Overseas Bank Ltd.	159,671

	South Korea: 6.7%
2,840	KT&G Corp.	216,432
270	POSCO	88,184
		304,616
	Taiwan: 20.9%
11,000	Asustek Computer Inc.	118,861
41,400	Depo Auto Parts Ind Co., Ltd.	90,597
6,854	HTC Corp.	66,404
99,126	Lite-On Technology Corp.	127,993
47,000	Novatek Microelectronics Corp. Ltd.	169,956
12,000	St Shine Optical Co., Ltd.	154,332
74,000	Taiwan Semiconductor Manufacturing Co., Ltd.	225,488
		953,631

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 100.5%	Value

	Thailand: 16.1%
151,400	Delta Electronics Thai PCL/Foreign	126,658
60,100	Glow Energy PCL/Foreign	129,140
56,820	PTT Global Chemical PCL/Foreign	115,305
21,200	PTT PCL/Foreign	225,319
560,600	Thai Tap Water Supply PCL/Foreign	138,420
		734,842

	Total Common Stocks	4,584,996
	(cost $3,876,225)

	Total Investments in Securities	4,584,996
	(cost $3,876,225) - 100.5%

	Liabilities in Excess of Other Assets - (0.5%)	(23,248)

	Net Assets: 100.0%	$4,561,748

ADR - American Depository Receipt

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 101.1%	Value

	Airlines: 2.0%
1,843,000	Cathay Pacific Airways Ltd.	$2,991,361

	Auto/Truck Parts & Equipment: 2.8%
1,353,120	Weichai Power Co., Ltd. - H Shares	4,129,539

	Auto - Cars/Light Trucks: 4.4%
3,634,000	Dongfeng Motor Group Co., Ltd. - H Shares	4,241,358
3,695,078	Guangzhou Automobile Group Co. Ltd. - H Shares	2,415,957
		6,657,315
	Building Products: 4.4%
993,000	Anhui Conch Cement Co Ltd - H Shares	3,075,724
6,705,000	China Liansu Group Holdings Ltd.	3,476,860
		6,552,584

	Cellular Telecommunications: 4.4%
601,000	China Mobile Ltd.	6,644,748

	Chemicals - Other: 1.6%
1,026,000	Kingboard Chemical Holdings Ltd.	2,455,861

	Coal: 7.1%
1,018,000	China Shenhua Energy Co Ltd - H Shares	3,929,997
529,908	Inner Mongolia Yitai - B Shares	2,860,443
2,528,200	Yanzhou Coal Mining Co., Ltd. - H Shares	3,832,394
		10,622,834
	Commercial Banks: 15.3%
1,953,000	BOC Hong Kong Holdings Ltd.	6,188,552
7,358,670	China Construction Bank Corp. - H Shares	5,085,016
113,281	Dah Sing Financial Holdings Ltd.	390,093
546,691	HSBC Holdings PLC	5,118,862
7,872,330	Industrial & Commercial Bank of China - H Shares	4,629,166
157,400	Wing Hang Bank Ltd.	1,474,332
		22,886,021
	Computers: 4.4%
7,938,000	Lenovo Group Ltd.	6,543,003

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 101.1%	Value

	Distribution/Wholesale: 2.8%
2,623,000	Digital China Holdings Ltd.	4,167,677

	Energy - Alternate Sources: 1.6%
755,000	JA Solar Holdings Co. Ltd. - ADR*	641,750
460,800	Renesola Ltd. - ADR*	658,944
241,500	Trina Solar Ltd. - ADR*	1,106,070
		2,406,764
	Exchange Traded Funds (ETFs): 2.8%
5,945,600	db x-trackers - CSI300 INDEX ETF - 2D	4,263,980

	Gas - Distribution: 4.4%
994,000	Beijing Enterprises Holdings Ltd.	6,616,079

	Internet Application Software: 5.3%
231,000	Tencent Holdings Ltd.	7,826,762

	Machinery - General Industries: 0.6%
3,510,000	Chen Hsong Holdings†	941,547

	Metal - Copper: 3.6%
2,142,000	Jiangxi Copper Co., Ltd. - H Shares	5,396,213

	Oil - Integrated: 4.5%
5,234,000	PetroChina Co., Ltd. - H Shares	6,782,555

	Oil - Exploration & Production: 10.1%
3,913,000	CNOOC Ltd.	7,949,749
4,146,000	Kunlun Energy Co., Ltd.	7,243,401
		15,193,150
	Power Conversion/Supply Equipment: 1.5%
1,622,000	Dongfang Electric Corp., Ltd. - H Shares	2,199,544

	Public Thoroughfares: 1.0%
4,054,000	Shenzhen Expressway Co., Ltd. - H Shares†	1,463,906

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 101.1%	Value

	Real Estate Operations/Development: 4.6%
11,103,000	Soho China Ltd.	6,861,531

	Real Estate Management/Service: 2.3%
5,945,000	Midland Holdings Ltd.	3,522,664

	Retail - Apparel: 0.1%
698,000	Glorious Sun Enterprises Ltd.	201,639

	Telecommunication Equipment: 3.7%
464,000	VTech Holdings Ltd.	5,674,249

	Web Portals/ISP: 5.8%
105,040	NetEase Inc. ADR*	5,896,946
67,800	Sohu.com Inc.*	2,853,702
		8,750,648

	Total Common Stocks	151,752,174
	(costs $126,452,339)

	Total Investments in Securities	151,752,174
	(costs $126,452,339 - 101.1%)

	Liabilities in Excess of Other Assets - (1.1%)	(1,681,761)

	Net Assets: 100.0%	$150,070,413

* Non-income producing security.
† Illiquid. Illiquid securities represent 1.6% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Energy - Alternate Source: 1.0%
557,100	JA Solar Holdings Co. Ltd. - ADR*	$473,535
149,600	Trina Solar Ltd. - ADR*	685,168
		1,158,703
	Machinery - General Industries: 0.0%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	59,998

	Oil & Gas - Drilling: 7.1%
249,670	Patterson-UTI Energy, Inc.	3,954,773
14,930	Transocean Ltd.	670,208
95,897	Unit Corp.*	3,979,725
		8,604,706
	Oil & Gas - Exploration & Production: 36.5%
1,000,900	Afren PLC*	2,272,737
46,709	Apache Corp.	4,038,927
677,083	Bayfield Energy Holdings PLC*	246,005
129,000	Canadian Natural Resources Ltd.	3,979,829
79,870	Carrizo Oil & Gas Inc.*	1,997,549
207,600	Chesapeake Energy Corp.	3,917,412
1,658,322	Cluff Natural Resources*†	130,546
66,100	Devon Energy Corp.	3,999,050
238,550	Dragon Oil PLC	2,103,295
575,230	JKX Oil & Gas PLC †	733,818
156,000	Marathon Oil Corp.	4,142,757
122,886	Newfield Exploration Co.*	3,848,790
44,335	Noble Energy Inc.	4,110,298
72,285	Ophir Energy PLC*	711,180
192,000	Pantheon Resources PLC*	47,281
234,700	Penn Virginia Corp.	1,455,140
130,500	Petrominerales Ltd.	1,056,637
464,700	SOCO International PLC*	2,048,146
88,900	Stone Energy Corp*	2,233,168
80,000	Triangle Petroleum Corp.*	572,800
362,740	WesternZagros Resources Ltd.*	516,566
		44,161,931
	Oil & Gas - Field Services: 7.2%
126,100	Halliburton Co.	4,248,309
213,380	Helix Energy Solutions Group, Inc.*	3,898,453
84,900	Kentz Corp Ltd.	590,750
		8,737,512

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 99.1%	Value

	Oil & Gas - Integrated: 43.8%
591,500	BP PLC	4,174,938
36,600	Chevron Corp.	4,266,096
74,328	ConocoPhillips	4,250,075
180,000	ENI SpA	3,949,390
47,000	Exxon Mobil Corp.	4,298,150
204,000	Gazprom OAO - ADR	2,046,120
82,143	Hess Corp.	4,412,722
120,438	OMV AG	4,220,878
3,481,000	PetroChina Co., Ltd. - H Shares	4,510,905
122,220	Royal Dutch Shell PLC - Class A	4,233,339
163,050	Statoil ASA	4,217,711
135,876	Suncor Energy, Inc.	4,469,769
82,400	Total SA	4,098,484
		53,148,577
	Oil Refining & Marketing: 3.5%
132,299	Valero Energy Corp.	4,191,232

	Total Common Stocks	120,062,659
	(cost $125,902,685)

	Warrants: 0.0%
829,161	Cluff Natural Resources., Expiration 5/22/15, Excerise price £ 0.10*†	-
	Total Warrants (cost $0)

	Total Investments in Securities	120,062,659
	(cost $125,902,685) - 99.1%

	Other Assets less Liabilities - 0.9%	1,034,783

	Net Assets: 100.0%	$121,097,442

* Non-income producing security.
† Illiquid. Illiquid securities represent 0.7% of net assets.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 103.8%	Value

	Automobile Manufacturers: 4.0%
19,940	Honda Motor Co., Ltd. - ADR	$616,146
8,740	Toyota Motor Corp. - ADR	686,177
		1,302,323
	Cable/Satellite TV: 5.1%
45,850	Comcast Corp. - Class A	1,640,054

	Commercial Bank: 8.2%
25,050	Capital One Financial Corp.	1,428,101
29,174	State Street Corp.	1,224,141
		2,652,242

	Computer Aided Design: 3.9%
58,310	Parametric Technology Corp.*	1,271,158

	Computers: 0.8%
36,660	Research In Motion Ltd.*	274,950

	Diversified Manufacturing Operations: 4.1%
23,750	Danaher Corp.	1,309,813

	E-Commerce: 5.4%
35,930	eBay, Inc.*	1,739,371

	Electronics: 17.6%
47,020	Intel Corp.	1,065,238
17,110	L-3 Communications Holdings, Inc.	1,226,958
85,395	NVIDIA Corp.*	1,139,169
3,750	Samsung Electronics Co., Ltd. - GDR	2,270,156
		5,701,521
	Finance - Investment Bank/Broker: 3.6%
76,080	TD Ameritrade Holding Corp.	1,169,350

	Finance - Other Services: 3.9%
9,440	IntercontinentalExchange, Inc.*	1,259,390

	Machinery: 4.3%
12,580	Roper Industries, Inc.	1,382,416

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 103.8%	Value

	Medical - Biomedical: 5.8%
28,330	Gilead Sciences, Inc.*	1,879,129

	Oil - Integrated: 3.7%
28,280	BP PLC - ADR	1,197,941

	Prepackaged Software: 7.0%
20,890	Check Point Software Technologies*	1,006,062
39,680	Oracle Corp.	1,249,523
		2,255,585
	Retail: 2.7%
50,330	Best Buy Co., Inc.	865,173

	Semiconductor: 8.4%
110,990	Applied Materials, Inc.	1,239,203
92,729	Taiwan Semiconductor Manufacturing Co., Ltd - ADR	1,466,973
		2,706,176
	Telecommunications: 8.1%
33,577	CenturyLink, Inc.	1,356,511
44,045	Vodafone Group PLC - ADR	1,255,062
		2,611,573
	Web Portals/ISP: 5.5%
100,290	Blucora Inc.*	1,786,165

	Wireless Equipment: 1.7%
216,422	Nokia OYJ - ADR	556,205

	Total Common Stocks
	(cost $36,208,698)	33,560,535

	Total Investments in Securities	33,560,535
	(cost $36,208,698) - 103.8%

	Liabilities in Excess of Other Assets - (3.8%)	(1,237,252)

	Net Assets: 100.0%	$32,323,283

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	Australia: 2.9%
13,680	Metcash Ltd.	$50,087

	Britain: 29.0%
11,560	Aberdeen Asset Management PLC	58,217
1,050	AstraZeneca PLC	50,162
7,200	Halma PLC	49,360
8,850	ICAP PLC	46,034
1,220	Imperial Tobacco Group PLC	45,222
7,760	Meggitt PLC	49,622
890	Reckitt Benckiser Group PLC	51,278
1,390	Unilever PLC	50,627
16,740	Vodafone Group PLC	47,643
1,300	Willis Group Holding PLC	47,996
		496,161

	France: 5.8%
760	Danone SA	46,865
1,060	Total SA	52,723
		99,588
	Germany: 2.8%
880	Deutsche Boerse AG	48,700

	Hong Kong: 2.8%
860	China Mobile Ltd. - ADR	47,610

	Italy: 2.7%
2,080	ENI Spa	45,637

	Netherlands: 2.8%
1,390	Royal Dutch Shell PLC - Class A	48,146

	United States: 52.5%
740	Abbott Laboratories	50,734
1,110	Aflac Inc.	53,147
1,340	Arthur J Gallagher	47,999
1,220	Coca-Cola Co/The	46,275

GUINNESS ATKINSON INFLATION MANAGED DIVIDEND FUND™
Schedule of Investments
at September 30, 2012 (Unaudited)

Shares	Common Stocks: 101.3%	Value

	United States: 47.0% (continued)
720	General Dynamics Corp.	$47,606
900	Illinois Tool Works Inc.	53,523
700	Johnson & Johnson	48,237
1,240	Kraft Foods Inc. - Class A	51,274
640	L-3 Communications Holdings Inc.	45,894
1,450	Mattel Inc.	51,446
1,140	Merck & Co Inc	51,414
1,550	Microsoft Corp.	46,159
670	PepsiCo Inc.	47,416
2,070	Pfizer Inc.	51,440
770	Procter & Gamble Co/The	53,407
1,060	Reynolds American Inc.	45,940
350	VF Corp.	55,776
680	Wal-Mart Stores Inc.	50,184
		897,871

	Total Common Stocks	1,733,800
	(cost $1,689,243)

	Total Investments in Securities	1,733,800
	(cost $1,689,243) - 101.4%

	Liabilities in Excess of Other Assets - (1.4%)	(23,473)

	Net Assets: 100.0%	$1,710,327

ADR - American Depository Receipt

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 49.0%	Value

	Auto-Cars/Light Trucks: 5.7%
15,000,000	Renault S.A., 5.625%, 10/10/14	$2,380,197
18,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	2,768,941
		5,149,138
	Casino/Hotels: 0.9%
5,000,000	Galaxy Entertainment Group Ltd., 4.625%, 12/16/13	797,281

	Commercial Banks: 7.7%
20,000,000	HSBC Bank PLC, 2.870%, 04/30/15	3,165,302
14,000,000	ICICI Bank Ltd./Singapore, 4.900%, 09/21/15	2,235,306
10,000,000	Societe Generale, 4.150%, 09/06/14	1,588,976
		6,989,584
	Food-Retail: 1.8%
10,500,000	Tesco PLC, 1.750%, 09/01/14	1,621,009

	Industrial Gases: 10.4%
60,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	9,415,685

	Machinery: 4.9%
5,000,000	Caterpillar Financial Services Corp., 2.900%, 03/16/14	789,436
23,000,000	Caterpillar Financial Services Corp., 1.350%, 07/12/13	3,591,830
		4,381,266
	Manufacturer: 1.1%
6,500,000	Singamas Container Holdings Ltd, 4.750%, 04/14/14	979,036

	Oil Company - Exploration & Production: 3.5%
20,000,000	CNPC Golden Autumn Ltd, 2.55%, 10/26/13	3,140,973

	Oil Company - Integrated: 5.0%
29,000,000	BP Capital Markets PLC, 1.70%, 09/15/14	4,477,271

	Real Estate Operator/Developer: 3.2%
18,500,000	Global Logistic Properties Ltd, 3.375%, 05/11/16	2,884,229

	Special Purpose Banks: 3.0%
7,000,000	Export Import Bank of China, 3.350%, 6/18/17	1,103,990
10,000,000	Korea Development Bank, 3.300%, 06/21/15	1,579,075
		2,683,065
	Steel - Producers: 1.8%
10,000,000	Shanghai Baosteel Group Corp., 3.120%, 12/01/13	1,579,184

	Total Corporate Bonds
	(cost $44,313,660)	44,097,721

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2012 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 49.0%	Value

	Short-Term Investments: 44.8%
	Certificates of Deposit: 44.8%
75,000,000	Bank of China, 2.800%, 10/24/12	$11,900,984
70,000,000	Bank of China, 2.500%, 10/30/12	11,105,235
30,000,000	China Construction Bank, 2.200%, 10/22/12	4,759,028
80,000,000	Standard Chartered Bank, 0.000%, 11/30/12	12,632,703
	Total Certificates of Deposit	40,397,950
	(cost $40,307,810)

	Total Investments in Securities
	(cost $84,621,470) - 93.8%	84,495,671

	Cash: 8.3%
47,352,237	China Yuan (Offshore): 8.3%	7,513,843

	Liabilities in Excess of Other Assets - (2.1%)	(1,958,841)

	Net Assets: 100.0%	$90,050,673

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as an open-end management investment company.  Except for the Inflation Managed Dividend FundTM, each Fund is a non-diversified Fund.  Currently, the Trust offers eight separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”),  Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Inflation Managed Dividend FundTM (the “Inflation Managed Dividend FundTM”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Inflation Managed Dividend FundTM began operations on March 30, 2012.

The Alternative Energy Fund’s and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund’s and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.  The Inflation Managed Dividend Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Investment Advisor in accordance with procedures established by the Board of Trustees.  Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.  The Inflation Managed Dividend FundTM invests primarily in equity securities in dividend-paying companies that consistently increase their dividend payments over the medium term.

Note 3 – Federal Income Tax Information
At September 30, 2012, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$32,366,620	$36,488,467	$3,876,225	$126,452,339
Gross unrealized appreciation	982,305	11,505,198	910,401	47,233,721
Gross unrealized depreciation	(19,972,333)	(5,822,109)	(201,630)	(21,933,886)
Net unrealized appreciation (depreciation) on investments	(18,990,028)	5,683,089	708,771	25,299,835

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

	Global Energy Fund	Global Innovators Fund	Inflation Managed Dividend FundTM	Renminbi Yuan & Bond Fund
Cost of investments	$125,902,685	$36,208,698	$1,689,243	$84,621,470
Gross unrealized appreciation	13,770,547	5,499,473	77,845	167,564
Gross unrealized depreciation	(19,610,573)	(8,147,636)	(33,288)	(293,363)
Net unrealized appreciation (depreciation) on investments	(5,840,026)	(2,648,163)	44,557	(125,799)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2012, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at value
Common Stocks1
Basic Materials	$906,114	$-	$-		$906,114
Energy	3,684,658	1,812,138	-		5,496,796
Industrial	4,006,847	685,430	-	(a)	4,692,277
Utilities	1,829,788	451,617	-		2,281,405
Total Investments, at value	$10,427,407	$2,949,185	$-	(a)	$13,376,592
Other Financial Instruments*	-	-	-		-
Total Assets	$10,427,407	$2,949,185	$-	(a)	$13,376,592

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Alternative Energy Fund	Investments, at value		Other Financial Instruments*
Balance as of 12/31/2011	$-	(a)	$-
Realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	-		-
Net purchases (sales)	-		-
Transfers in and/or out of Level 3	-		-
Balance as of 09/30/12	$-	(a)	$-

(a)	Applied Intellectual Capital Ltd. fair valued at zero.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Basic Materials	$-	$3,762,444	$-	$3,762,444
Communications	1,654,240	3,735,789	-	5,390,029
Consumer, Cyclical	-	4,214,042	-	4,214,042
Consumer, Non-cyclical	538,764	-	-	538,764
Energy	1,178,213	9,527,527	-	10,705,740
Exchange Traded Funds (“ETFs”)	-	867,699	-	867,699
Financial	-	2,069,970	-	2,069,970
Industrial	165,777	3,668,016	-	3,833,793
Technology	2,365,622	6,061,264	-	8,426,886
Utilities	-	2,362,189	-	2,362,189
Total Investments, at value	5,902,616	36,268,940	-	42,171,556
Other Financial Instruments*	-	-	-	-
Total Assets	$5,902,616	$36,268,940	$-	$42,171,556

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Basic Materials	$-	$292,164	$-	$292,164
Communications	66,404	790,079	-	856,483
Consumer, Cyclical	114,920	90,597	-	205,517
Consumer, Non-cyclical	370,764	-	-	370,764
Energy	330,583	480,331	-	810,914
Financial	182,309	591,584	-	773,893
Industrial	126,658	98,683	-	225,341
Technology	297,949	344,348	-	642,297
Utilities	138,420	269,203	-	407,623
Total Investments, at value	1,628,007	2,956,989	-	4,584,996
Other Financial Instruments*	-	-	-	-
Total Assets	$1,628,007	$2,956,989	$-	$4,584,996

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Basic Materials	$-	$7,852,074	$-	$7,852,074
Communications	8,750,648	20,145,759	-	28,896,407
Consumer, Cyclical	4,442,997	13,704,533	-	18,147,530
Consumer, Non-cyclical	1,463,906	-	-	1,463,906
Energy	5,267,207	29,738,097	-	35,005,304
Exchange Traded Funds (“ETFs”)	-	4,263,980	-	4,263,980
Financial	-	33,270,216	-	33,270,216
Industrial	941,547	8,752,128	-	9,693,675
Technology	-	6,543,003	-	6,543,003
Utilities	-	6,616,079	-	6,616,079
Total Investments, at value	20,866,305	130,885,869	-	151,752,174
Other Financial Instruments*	-	-	-	-
Total Assets	$20,866,305	$130,885,869	$-	$151,752,174

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Energy	$83,461,659	$36,541,002	$-	$120,002,661
Industrial	-	59,998		59,998
Total Investments, at value	83,461,659	36,601,000	-	120,062,659
Other Financial Instruments*	-	-	-	-
Total Assets	$83,461,659	36,601,000	$-	$120,062,659

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Communications	$8,333,368	$-	$-	$8,333,368
Consumer, Cyclical	2,167,496	-	-	2,167,496
Consumer, Non-cyclical	1,879,129	-	-	1,879,129
Energy	1,197,941	-	-	1,197,941
Financial	5,080,981	-	-	5,080,981
Industrial	3,919,187	-	-	3,919,187
Technology	8,712,277	-	2,270,156	10,982,433
Total Investments, at value	31,290,379	-	2,270,156	33,560,535
Other Financial Instruments*	-	-	-	-
Total Assets	$31,209,379	$-	$-	$33,560,535

Inflation Managed Dividend FundTM
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1
Communications	$47,610	$47,643	$-	$95,253
Consumer, Cyclical	157,406	-	-	157,406
Consumer, Non-cyclical	446,137	294,241	-	740,378
Energy	-	146,506	-	146,506
Financial	197,841	104,251	-	302,092
Industrial	147,024	98,982	-	246,006
Technology	46,159	-	-	46,159
Total Investments, at value	1,042,177	691,623	-	1,733,800
Other Financial Instruments*	-	-	-	-
Total Assets	$1,042,177	$691,623	$-	$1,733,800

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3		Total
Cash	$7,513,843	$-		$-	$7,513,843
Investments, at value	-	-		-	-
Corporate Bonds	-	$44,097,721	$		$44,097,721
Total Investments, at value	-	44,097,721		-	44,097,721
Certificate of Deposits	-	40,397,950			40,397,950
Other Financial Instruments*	-	-		-	-
Total Assets	$7,513,843	$84,495,671		$-	$92,009,514

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2012

1
Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.  Significant movements were deemed to have occurred at September 30, 2012 and therefore such securities were classified as Level 2.  As a result, securities still held by the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Fund, China & Hong Kong Fund, Global Energy Fund, and Global Innovators Fund were transferred from Level 1 into Level 2 with an end of period value of $2,949,185, $34,454,552, $2,838,128, $130,885,869, $31,668,942, and $2,270,156, respectively.  There were no securities transferred between Level 1 and Level 2 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	11/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/20/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/20/12